UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-21478

Name of Registrant:	VANGUARD CMT FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	August 31

Date of reporting period:	September 1, 2005 - August 31, 2006

Item 1:	Reports to Shareholders

Vanguard® CMT Funds

August 31, 2006

Vanguard® Market Liquidity Fund
Vanguard® Municipal Cash Management Fund

2006 Total Returns	August 31, 2005- August 31, 2006

Vanguard CMT Fund	Vanguard Fund	Average Institutional Money Market Fund(1)	SEC 7-Day Annualized Yield(2): 8/31/2006

Market Liquidity	4.7%	4.2%	5.51%
Municipal Cash Management	3.2	—	3.61

1.	Derived from data provided by Lipper Inc.

2.	The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2006
These Profiles provide a snapshot of each fund's characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes
Yield	5.5%
Average Weighted Maturity	18 days
Average Quality(1)	Aaa
Expense Ratio	0.01%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	29%
Commercial Paper	22
Collateralized Repurchase Agreements	49

Distribution by Credit Quality(1) (% of portfolio)
Aaa	54%
Aa	43
A	3

1. Moody's Investors Service.

MUNICIPAL CASH MANAGEMENT FUND

Financial Attributes
Yield	3.6%
Average Weighted Maturity	14 days
Average Quality[1]	MIG-1
Expense Ratio	0.02%

Distribution by Credit Quality[2] (% of portfolio)
MIG-1/SP-1+/F-1+	93%
A-1/P-1/F-1	7

Largest State Concentrations[3] (% of portfolio)
Texas	11%
Pennsylvania	9
New York	8
Tennessee	8
Ohio	7
Florida	6
Illinois	5
Michigan	5
Kentucky	4
Massachusetts	4
Total	67%

1.	Moody's Investors Service.
2.	Ratings: Moody's Investor Service, Standard & Poor's, Fitch.
3.	"Largest State Concentrations" figures exclude any fixed income futures contracts.

Average Annual Total Returns for periods ended June 30, 2006
This table presents average annual total returns through the latest calendar quarter-rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Fund	Inception Date	One Year	Since Inception
Market Liquidity	7/19/2004	4.34%	3.35%
Municipal Cash Management	7/19/2004	2.99	2.44

VANGUARD MARKET LIQUIDITY FUND
August 31, 2006

Statement of Net Assets

	Yield••	Maturity Date	Face Amount ($000)	Market Value• ($000)

Commercial Paper (21.8%)

Bank Holding Company (0.2%)
State Street Corp.	5.402%	10/26/06	34,000	33,723

Finance—Auto (0.8%)
DaimlerChrysler Rev. Auto Conduit LLC 1	5.292%	9/12/06	11,416	11,398
DaimlerChrysler Rev. Auto Conduit LLC 1	5.290%	9/20/06	42,000	41,883
DaimlerChrysler Rev. Auto Conduit LLC 1	5.314%	10/26/06	53,028	52,601
DaimlerChrysler Rev. Auto Conduit LLC 2	5.289%	9/19/06	26,129	26,060

				131,942

Finance—Other (7.5%)
Cafco, LLC	5.317%	10/12/06 (1)	21,000	20,874
Cafco, LLC	5.310%	10/19/06 (1)	47,000	46,670
Cafco, LLC	5.317%	10/23/06 (1)	35,000	34,734
Ciesco LLC	5.426%	9/14/06 (1)	69,390	69,255
Ciesco LLC	5.314%	10/18/06 (1)	64,702	64,257
General Electric Capital Corp.	5.308%	10/17/06	200,000	198,656
General Electric Capital Corp.	5.392%	11/2/06	200,000	198,167
GovCo Inc.	5.411%	10/4/06 (1)	27,000	26,867
GovCo Inc.	5.465%	10/12/06 (1)	40,000	39,754
GovCo Inc.	5.446%	10/30/06 (1)	40,000	39,648
Old Line Funding LLC	5.276%	9/1/06 (1)	27,521	27,521
Old Line Funding LLC	5.388%	9/6/06 (1)	22,000	21,984
Old Line Funding LLC	5.389%	9/8/06 (1)	81,014	80,930
Old Line Funding LLC	5.292%	9/13/06 (1)	26,873	26,826
Old Line Funding LLC	5.294%	9/15/06 (1)	41,544	41,459
Old Line Funding LLC	5.309-5.345%	9/21/06 (1)	78,040	77,811
Old Line Funding LLC	5.310%	10/19/06 (1)	21,509	21,358
Old Line Funding LLC	5.315%	10/25/06 (1)	30,446	30,205
Park Avenue Receivable Co. LLC	5.285%	9/12/06 (1)	35,000	34,944
Variable Funding Capital Co., LLC	5.272%	9/8/06 (1)	120,000	119,877

				1,221,797

Foreign Banks (12.6%)
ANZ (Delaware) Inc.	5.328%	10/10/06	150,000	149,142
CBA (Delaware) Finance Inc.	5.274%	9/11/06	150,000	149,781
Danske Corp.	5.317%	9/11/06 (1)	110,000	109,838
Danske Corp.	5.355%	10/10/06 (1)	200,000	198,851
National Australia Funding (Delaware)	5.247%	9/1/06 (1)	100,000	100,000
National Australia Funding (Delaware)	5.324%	9/8/06 (1)	100,000	99,897
Nordea North America Inc.	5.190%	9/7/06	250,000	249,787
Rabobank USA Financial Corp.	5.281%	9/1/06	221,000	221,000
Santander Central Hispano Finance (Delaware) Inc.	5.312%	10/17/06	182,700	181,471
Santander Central Hispano Finance (Delaware) Inc.	5.440%	10/27/06	83,000	82,307
Svenska Handelsbanken, Inc.	5.401%	9/12/06	84,300	84,162
Svenska Handelsbanken, Inc.	5.308%	11/1/06	175,000	173,440
UBS Finance (Delaware), LLC	5.431%	10/24/06	31,344	31,097
Westpac Banking Corp.	5.460%	9/28/06 (1)	6,500	6,474
Westpac Trust Securities NZ Ltd.	5.457%	10/10/06 (1)	200,000	198,834

				2,036,081

Foreign Government (0.4%)

Export Development Canada	5.396%	10/24/06	60,000	59,530

Industrial (0.3%)
Wal-Mart Stores, Inc.	5.284%	10/24/06 (1)	53,600	53,186

Total Commercial Paper
(Cost $3,536,259)				3,536,259

Certificates of Deposit (18.9%)

Certificates of Deposit—U.S. Banks (2.5%)
Wells Fargo Bank, N.A	5.280%	9/14/06	82,000	82,000
Wells Fargo Bank, N.A	5.310%	9/18/06	315,000	315,000

				397,000

Yankee Certificates of Deposit—U.S. Branches (16.4%)
Bank of Montreal (Chicago Branch)	5.450%	10/31/06	200,000	200,000
BNP Paribas (New York Branch)	5.240%	9/8/06	200,000	200,000
BNP Paribas (New York Branch)	5.430%	11/1/06	130,000	130,000
Canadian Imperial Bank of Commerce (New York Branch)	5.400%	10/6/06	37,000	37,000
Canadian Imperial Bank of Commerce (New York Branch)	5.340%	10/10/06	54,000	54,000
Dexia Credit Local S.A. (New York Branch)	5.275%	9/11/06	250,000	250,000
Dexia Credit Local S.A. (New York Branch)	5.440%	10/27/06	94,000	94,000
Fortis Bank NV-SA (New York Branch)	5.320%	9/8/06	300,000	300,000
HSH Nordbank AG (New York Branch)	5.410%	10/2/06	150,000	150,000
Landesbank Baden-Wuerttemberg (New York Branch)	5.320%	10/23/06	150,000	150,000
Lloyds TSB Bank PLC (New York Branch)	5.320%	9/11/06	170,000	170,000
Rabobank Nederland (New York Branch)	5.060%	10/3/06	20,800	20,791
Rabobank Nederland (New York Branch)	5.440%	10/31/06	175,000	175,000
Societe Generale (New York Branch)	5.280%	9/20/06	250,000	250,000
Toronto Dominion Bank (New York Branch)	5.100%	10/4/06	25,000	24,990
UBS AG (Stamford Branch)	5.280%	9/20/06	325,000	325,000
UBS AG (Stamford Branch)	4.150%	9/25/06	16,000	15,984
Westpac Banking Corp. (New York Branch)	5.320%	10/10/06	115,000	115,001

				2,661,766

Total Certificates of Deposit(Cost $3,058,766)				3,058,766

Eurodollar Certificates of Deposit (10.4%)

Australia & New Zealand Banking Group, Ltd.	5.430%	11/3/06	150,000	150,000
Commonwealth Bank of Australia	5.280%	9/18/06	155,000	155,000
Credit Agricole S.A	5.310%	10/24/06	300,000	300,000
Deutsche Bank AG	5.310%	10/24/06	300,000	300,000
HBOS Treasury Services PLC	5.450%	11/1/06	150,000	150,000
HSBC Bank PLC	5.440%	11/6/06	136,000	136,000
ING Bank N.V	5.465%	10/12/06	320,000	320,000
ING Bank N.V	5.350%	12/1/06	130,000	130,000
Societe Generale	4.200%	9/1/06	40,000	40,000

Total Eurodollar Certificates of Deposit
(Cost $1,681,000)				1,681,000

Repurchase Agreements (49.6%)

Bank of America Securities, LLC
(Dated 8/31/06, Repurchase Value $885,129,000,
collateralized by Farm Credit Admin. Discount
Note, 9/1/06-7/13/07, Federal Farm Credit Bank
2.250%-6.000%, 9/1/06-6/5/23, Federal Home Loan

Bank 2.750%-7.625%, 11/15/06-7/28/28, Federal
Home Loan Bank Discount Note, 9/1/06-7/11/07,
Federal Home Loan Mortgage Corp. 0.000%-7.000%,
10/15/06-7/15/32, Federal Home Loan Mortgage
Corp. Discount Note, 11/21/06-8/3/07, Federal
National Mortgage Assn. 0.000%-7.250%, 10/15/06-
5/15/30, Federal National Mortgage Assn. Discount
Note, 6/15/07-7/2/07)	5.260%	9/1/06	885,000	885,000
Barclays Capital Inc.
(Dated 8/31/06, Repurchase Value $1,089,159,000,
collateralized by Farm Credit Admin. Discount
Note, 5/4/07, Federal Farm Credit Bank 3.625%-
5.125%, 10/24/08-2/17/09, Federal Home Loan Bank
3.125%-5.400%, 3/15/07-5/18/16, Federal Home Loan
Bank Discount Note, 1/3/07, Federal Home Loan
Mortgage Corp. Discount Note, 9/26/06-8/21/07,
Federal National Mortgage Assn. 5.250%-6.125%,
12/3/07-3/15/12, Federal National Mortgage Assn
Discount Note, 10/11/06)	5.270%	9/1/06	1,089,000	1,089,000
Citigroup Global Markets, Inc.
(Dated 8/31/06, Repurchase Value $456,605,000,
collateralized by Federal Home Loan Bank 4.050%-
5.125%, 3/28/08-8/8/08, Federal Home Loan Mortgage
Corp. 6.750%, 3/15/31, Federal National Mortgage
Assn. 0.000%-7.125%, 10/15/06-1/15/30)	5.270%	9/1/06	456,538	456,538
Credit Suisse Securities (USA), LLC
(Dated 8/31/06, Repurchase Value $898,132,000,
collateralized by Federal Home Loan Mortgage Corp.
4.250%-6.750%, 4/18/08-3/15/31, Federal National
Mortgage Corp. 3.250%-4.625%, 7/15/07-10/15/13)	5.280%	9/1/06	898,000	898,000
Deutsche Bank Securities, Inc.
(Dated 8/31/06, Repurchase Value $1,353,198,000,
collateralized by Federal Home Loan Bank 4.000%-
5.250%, 6/18/07-3/17/10, Federal Home Loan Bank
Discount Note, 9/6/06, Federal Home Loan Mortgage
Corp. 4.500%-5.125%, 7/15/12-1/15/14, Federal
National Mortgage Assn. 3.000%-6.625%, 8/15/07-
11/15/30, Federal National Mortgage Assn. Discount
Note, 2/6/07-3/30/07)	5.280%	9/1/06	1,353,000	1,353,000
Goldman, Sachs & Co.
(Dated 8/31/06, Repurchase Value $550,080,000,
collateralized by Federal Home Loan Bank 2.625%-
7.625%, 9/15/06-5/15/18, Federal Home Loan Bank
Discount Note, 9/6/06-11/15/06, Federal Home Loan
Mortgage Corp. 2.875%-7.100%, 11/15/06-11/17/15,
Federal Home Loan Mortgage Corp. Discount Note,
9/5/06-8/21/07, Federal National Mortgage Assn
0.000%-7.125%, 10/15/06-6/1/17, Federal National
Mortgage Assn. Discount Note, 9/6/06-6/1/07)	5.230%	9/1/06	550,000	550,000
Goldman, Sachs & Co.
(Dated 8/31/06, Repurchase Value $226,033,000,
collateralized by Federal Home Loan Bank 3.000%-
5.000%, 10/5/06-4/15/09, Federal Home Loan Mortgage
Corp. 5.500%, 7/18/16, Federal Home Loan Mortgage
Corp. Discount Note, 10/23/06, Federal National
Mortgage Assn. 3.875%-5.500%, 5/15/07-10/15/13)	5.270%	9/1/06	226,000	226,000
Greenwich Capital Markets, Inc.
(Dated 8/31/06, Repurchase Value $500,073,000,
collateralized by Federal Home Loan Mortgage Corp.
Discount Note, 6/29/07, Federal National Mortgage
Assn. 0.000%-7.250%, 8/15/09-8/6/38, U.S. Treasury
Bond 4.875%, 7/31/11)	5.270%	9/1/06	500,000	500,000

Morgan Stanley & Co. Inc.
(Dated 8/31/06, Repurchase Value $575,364,000,
collateralized by Federal Farm Credit Bank 1.875%-
6.800%, 1/16/07-12/16/15, Federal Home Loan Bank
2.435%-7.625%, 9/15/06-8/15/24)	5.250%	9/1/06	575,280	575,280
Societe Generale
(Dated 8/31/06, Repurchase Value $174,026,000,
collateralized by Federal Farm Credit Bank 3.750%,
1/15/09, Federal Home Loan Bank 5.500%, 7/15/36,
Federal Home Loan Mortgage Corp. 3.625%, 2/15/07,
Federal Home Loan Mortgage Corp. Discount Note,
11/16/06-11/16/07, Federal National Mortgage Assn
6.625%, 9/15/09, Government National Mortgage Assn
4.500%-6.000%, 7/15/35-1/15/36, U.S. Treasury Bill
0.000%, 12/28/06, U.S. Treasury Bond 5.375%, 2/15/31,
U.S. Treasury Inflation-Adjusted Note 1.875%-2.000%,
1/15/07-1/15/16, U.S. Treasury Inflation-Adjusted
Bond 2.000%-2.375%, 1/15/25-1/15/26, U.S. Treasury
Note 2.250%-5.125%, 2/15/07-5/15/16)	5.280%	9/1/06	174,000	174,000
UBS Securities LLC Warburg Dillon Read
(Dated 8/31/06, Repurchase Value $1,346,197,000,
collateralized by Federal Home Loan Mortgage Corp.
2.750%-5.250%, 3/15/08-4/18/16, Federal National
Mortgage Assn. 3.000%-7.250%, 8/15/07-11/15/30)	5.270%	9/1/06	1,346,000	1,346,000

Total Repurchase Agreements
(Cost $8,052,818)				8,052,818

Total Investments (100.7%)
(Cost $16,328,843)				16,328,843

Other Assets and Liabilities (-0.7%)

Other Assets				21,331
Liabilities				(128,835)

				(107,504)

Net Assets (100%)

Applicable to 16,221,339,930 outstanding $.001 par value
shares of beneficial interest (unlimited authorization)				16,221,339

Net Asset Value Per Share				$1.00

•	See Note A in Notes to Financial Statements.
• •	Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
(1)	Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At August 31, 2006, the aggregate value of these securities was $1,592,054,000, representing 9.8% of net assets.

At August 31, 2006, net assets consisted of:
	Amount ($000)	Per Share

Paid-in Capital	16,221,340	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Losses	(1)	-
Unrealized Appreciation	-	-

Net Assets	16,221,339	$1.00

STATEMENT OF OPERATIONS

Vanguard Market Liquidity Fund Year Ended August 31, 2006, ($000)

INVESTMENT INCOME
Income
Interest	838,809

Total Income	838,809

Expenses
The Vanguard Group-Note B
Management and Administrative	1,817

Total Expenses	1,817

NET INVESTMENT INCOME	836,992

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	(4)

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	836,988

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Vanguard Market Liquidity Fund Year Ended August 31,
	2006 ($000)	2005 ($000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	836,992	482,243
Realized Net Gain (Loss)	(4)	3
Change in Unrealized Appreciation (Depreciation)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	836,988	482,246

Distributions
Net Investment Income	(836,992)	(482,243)
Realized Capital Gain	-	-

Total Distributions	(836,992)	(482,243)

Capital Share Transactions (at $1.00)
Issued	177,759,226	150,940,153
Issued in Lieu of Cash Distributions	836,707	481,751
Redeemed	(177,677,564)	(156,985,843)

Net Increase (Decrease) from Capital Share Transactions	918,369	(5,563,939)

Total Increase (Decrease)	918,365	(5,563,936)

Net Assets
Beginning of Period	15,302,974	20,866,910

End of Period	16,221,339	15,302,974

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

	Vanguard Market Liquidity Fund
	Year Ended August 31,		July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	2006	2005	August 31, 2004

Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00

Investment Operations
Net Investment Income	.046	.026	.002
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-

Total from Investment Operations	.046	.026	.002

Distributions
Dividends from Net Investment Income	(.046)	(.026)	(.002)
Distributions from Realized Capital Gains	-	-	-

Total Distributions	(.046)	(.026)	(.002)

Net Asset Value, End of Period	$1.00	$1.00	$1.00

Total Return	4.68%	2.60%	0.17%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$16,221	$15,303	$20,867
Ratio of Total Expenses to Average Net Assets	0.01%	0.01%	0.01%
Ratio of Net Investment Income to Average Net Assets	4.61%	2.57%	1.44%

(1)Commencement of operations.
(2)Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries.

A.      The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.      Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.      Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.      Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.      Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.      Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.      The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C.      In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund's fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund's tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund's financial statements.

VANGUARD MUNICIPAL CASH MANAGEMENT FUND
August 31, 2006

Statement of Net Assets

	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)

Municipal Bonds (100.6%)

Alabama (2.0%)
Mobile Alabama Water and Sewer Comm. TOB VRDO	3.440%	9/7/06 (1)*	10,200	10,200
Univ. of Alabama General Rev. VRDO	3.420%	9/7/06 (1)	31,435	31,435

				41,635

Arizona (2.0%)
Arizona School Fac. Board Rev. TOB VRDO	3.450%	9/7/06 (2)*	5,360	5,360
McAllister Academic Village AZ LLC Rev. (Arizona State Univ.) VRDO	3.380%	9/7/06 (2)	10,000	10,000
Phoenix AZ Civic Improvement Corp. Wastewater System Rev. VRDO	3.450%	9/7/06 (1)	12,450	12,450
Phoenix AZ Civic Improvement Corp. Water System Rev. TOB VRDO	3.450%	9/7/06 (1)*	4,460	4,460
Tempe AZ Transit Excise Tax Rev. VRDO	3.420%	9/7/06	8,000	8,000

				40,270

California (1.0%)
Access To Loans For Learning Student Loan Corp. California Rev. Student Loan Program VRDO	3.410%	9/7/06 LOC	7,500	7,500
California Dept. of Water Resources Water System Rev. (Central Valley) TOB VRDO	3.440%	9/7/06 (4)*	7,640	7,640
California Statewide Community Dev. Auth. Rev. (Salk Institute) TOB VRDO	3.440%	9/7/06 (1)*	5,650	5,650

				20,790

Colorado (3.4%)
Colorado General Fund TRAN	4.500%	6/27/07	10,000	10,057
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	3.440%	9/7/06	12,740	12,740
Denver CO City &County Airport Rev. TOB VRDO	3.450%	9/7/06 (3)*	6,000	6,000
Denver CO City &County Airport Rev. TOB VRDO	3.450%	9/7/06 (3)*	9,500	9,500
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.400%	9/7/06 LOC	16,825	16,825
Lowry Econ. Redev. Auth. Colorado Rev. VRDO	3.400%	9/7/06 LOC	14,135	14,135

				69,257

Connecticut (0.4%)
Connecticut GO TOB VRDO	3.440%	9/7/06 (1)*	4,190	4,190
Connecticut Special Tax Obligation Rev. (Transp. Infrastructure) VRDO	3.440%	9/7/06 (2)	4,000	4,000

				8,190

Delaware (1.4%)
Univ. of Delaware Rev. VRDO	3.420%	9/1/06	28,765	28,765

District of Columbia (1.1%)
District of Columbia GO TOB VRDO	3.450%	9/7/06 (2)*	6,120	6,120
District of Columbia GO VRDO	3.440%	9/7/06 (4)	15,370	15,370

				21,490

Florida (6.0%)
Alachua County FL Health Fac. Auth. (Shands Teaching Hosp.) VRDO	3.570%	9/1/06 LOC	3,900	3,900
Broward County FL School Board COP TOB VRDO	3.450%	9/7/06 (4)*	9,295	9,295
Florida Board of Educ. TOB VRDO	3.450%	9/7/06 *	14,910	14,910
Jacksonville FL Electric Auth. Water &Sewer Rev. TOB VRDO	3.450%	9/7/06 (3)*	4,180	4,180
Jacksonville FL Health Fac. Auth. Hosp. Rev. VRDO	3.570%	9/1/06 LOC	500	500
Miami-Dade County FL IDA Rev. (Christopher Columbus Project) VRDO	3.430%	9/7/06 LOC	8,000	8,000
Orange County FL Health Fac. Auth. Rev. (Orlando Regional Healthcare) VRDO	3.570%	9/1/06 LOC	25,630	25,630
Orange County FL School Board COP TOB VRDO	3.440%	9/7/06 (3)*	9,275	9,275
Orange County FL School Board TOB VRDO	3.450%	9/7/06 (3)*	5,330	5,330

Orlando &Orange County FL Expressway Auth. VRDO	3.380%	9/7/06 (2)	1,500	1,500
Orlando &Orange County FL Expressway Auth. VRDO	3.380%	9/7/06 (2)	11,940	11,940
Palm Beach County FL School Board COP VRDO	3.370%	9/7/06 (2)	3,895	3,895
Sunshine State Florida Govt. Financing Comm. Rev. VRDO	3.580%	9/1/06 (2)	24,175	24,175

				122,530

Georgia (2.4%)
Cobb County GA Hosp. Auth. Rev. (Antic Ctfs Equipment Pool Project) VRDO	3.420%	9/7/06 LOC	12,500	12,500
Fulton County GA Dev. Auth. (Shepherd Center) VRDO	3.410%	9/7/06 LOC	10,000	10,000
Georgia GO	3.440%	9/7/06 *	9,430	9,430
Georgia GO	3.450%	9/7/06 *	2,150	2,150
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	3.410%	9/7/06 LOC	5,000	5,000
Private Colleges &Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	3.380%	9/7/06	9,925	9,925

				49,005

Illinois (5.4%)
Cook County IL GO VRDO	3.440%	9/7/06	27,700	27,700
Illinois Educ. Fac. Auth. Rev. (Adler Planetarium) VRDO	3.540%	9/7/06 LOC	4,700	4,700
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	3.400%	9/7/06	9,800	9,800
Illinois GO TOB VRDO	3.440%	9/7/06 *	6,000	6,000
Illinois GO TOB VRDO	3.440%	9/7/06 *	10,515	10,515
Illinois GO VRDO	3.470%	9/7/06	18,500	18,500
Illinois Health Fac. Auth. Rev. (Univ. of Chicago Hosp. &Health Systems) VRDO	3.600%	9/1/06 (1)	12,275	12,275
Illinois Regional Transp. Auth. Rev. TOB VRDO	3.440%	9/7/06 (1)*	6,470	6,470
Metro. Pier &Exposition Auth. Illinois Hospitality Facilities Rev. TOB VRDO	3.440%	9/7/06 *	9,025	9,025
Schaumburg IL GO VRDO	3.420%	9/7/06	165	165
Univ. of Illinois Univ. Rev. Auxiliary Fac. TOB VRDO	3.450%	9/7/06 (1)*	5,210	5,210

				110,360

Indiana (0.5%)
Indiana Muni. Power Agency Rev. TOB VRDO	3.450%	9/7/06 (2)*	7,000	7,000
Indianapolis IN Local Public Improvement Rev	4.500%	1/4/07	2,650	2,656

				9,656

Kansas (1.2%)
Kansas Dept. of Transp. Highway Rev. VRDO	3.350%	9/7/06	25,500	25,500

Kentucky (4.3%)
Kentucky Econ. Dev. Finance Auth. Hosp. Fac. Rev. (Baptist Healthcare) VRDO	3.400%	9/7/06 (1)	9,800	9,800
Kentucky Inc. Public Energy Auth. Gas Supply Rev. VRDO	3.600%	9/1/06	76,900	76,900

				86,700

Louisiana (0.4%)
Louisiana State Univ Solar Eclipse VRDO	3.440%	9/7/06 (3)*	9,250	9,250

Maryland (0.7%)
Maryland Econ. Dev. Corp. Rev. (Constellation Energy) VRDO	3.400%	9/7/06 LOC	14,100	14,100

Massachusetts (4.3%)
Massachusetts Bay Transp. Auth. Rev. TOB VRDO	3.440%	9/7/06 *	10,000	10,000
Massachusetts Health &Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.440%	9/7/06 (Prere.)*	4,000	4,000
Massachusetts Health &Educ. Fac. Auth. Rev. (Harvard Univ.) TOB VRDO	3.460%	9/7/06 *	15,000	15,000
Massachusetts Health &Educ. Fac. Auth. Rev. (Harvard Univ.) VRDO	3.400%	9/7/06	50,000	50,000
Massachusetts School Building Auth. Dedicated Sales Tax Rev. TOB VRDO	3.450%	9/7/06 (4)*	7,615	7,615

				86,615

Michigan (5.3%)
Detroit MI City School Dist. TOB VRDO	3.450%	9/7/06 (4)*	5,565	5,565
Detroit MI Water Supply System TOB VRDO	3.450%	9/7/06 (4)*	9,000	9,000
Detroit MI Water Supply System TOB VRDO	3.450%	9/7/06 (4)*	17,000	17,000

Detroit MI Water Supply System TOB VRDO	3.450%	9/7/06 (4)*	10,175	10,175
Detroit MI Water Supply System VRDO	3.410%	9/7/06 (3)	14,855	14,855
Michigan Muni. Bond Auth. Rev. TOB VRDO	3.440%	9/7/06 *	30,450	30,450
Michigan State Building Auth. TOB VRDO	3.430%	9/7/06 (2)*	4,680	4,680
Univ. of Michigan Univ. Rev. VRDO	3.380%	9/7/06	15,365	15,365

				107,090

Minnesota (0.5%)
Minnesota GO TOB VRDO	3.440%	9/7/06 *	10,690	10,690

Mississippi (1.2%)
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.410%	9/7/06 (3)	4,635	4,635
Mississippi Dev. Bank Special Obligation Rev. VRDO	3.420%	9/7/06	19,095	19,095

				23,730

Missouri (3.4%)
Bi-State Dev. Agency of the Missouri-Illinois Metro. Dist. (St. Clair County Metrolink Extension) VRDO	3.430%	9/7/06 (4)	15,000	15,000
Curators of the Univ. of Missouri System Fac. Rev. VRDO	3.580%	9/1/06	18,635	18,635
Missouri Health &Educ. Fac. Auth. (Washington Univ.) VRDO	3.600%	9/1/06	6,600	6,600
Missouri Health &Educ. Fac. Auth. Rev. (Washington Univ.) VRDO	3.600%	9/1/06	7,560	7,560
Missouri Highways &Transp. Comm. Road Rev	3.450%	9/7/06 *	7,000	7,000
Missouri Highways &Transp. Comm. Road Rev	3.450%	9/7/06 *	6,575	6,575
Missouri Highways &Transp. Comm. Road Rev. TOB VRDO	3.450%	9/7/06 *	6,935	6,935

				68,305

Nebraska (1.8%)
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.400%	9/7/06	28,861	28,861
American Public Energy Agency Nebraska (National Public Gas Agency) VRDO	3.420%	9/7/06	7,770	7,770

				36,631

Nevada (1.0%)
Clark County NV School Dist. GO TOB VRDO	3.450%	9/7/06 (3)*	9,920	9,920
Clark County NV School Dist. GO TOB VRDO	3.450%	9/7/06 (4)*	4,645	4,645
Las Vegas Valley Nevada Water Dist. TOB VRDO	3.450%	9/7/06 (4)*	5,500	5,500

				20,065

New Jersey (0.9%)
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.440%	9/7/06 (2)*	5,000	5,000
New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.450%	9/7/06 (3)*	13,775	13,775

				18,775

New York (8.3%)
Long Island NY Power Auth. Electric System Rev. TOB VRDO	3.460%	9/7/06 (10)*	69,300	69,300
Long Island NY Power Auth. Electric System Rev. VRDO	3.350%	9/7/06 (4)	6,190	6,190
Metro. New York Transp. Auth. Rev. (Transit Rev.) TOB VRDO	3.460%	9/7/06 (1)*	3,300	3,300
Metro. New York Transp. Auth. Rev. (Transit Rev.) VRDO	3.390%	9/1/06 LOC	100	100
New York City NY GO VRDO	3.400%	9/7/06 LOC	11,700	11,700
New York City NY Muni. Water Finance Auth. Water &Sewer System Rev. TOB VRDO	3.460%	9/7/06 *	2,500	2,500
New York City NY Muni. Water Finance Auth. Water &Sewer System Rev. VRDO	3.540%	9/1/06 (3)	5,000	5,000
New York State Environmental Fac. Corp. Rev. (Clean Water &Drinking Revolving Funds) TOB VRDO	3.450%	9/7/06 *	7,750	7,750
New York State Thruway Auth. Rev. TOB VRDO	3.460%	9/7/06 (2)*	17,000	17,000
Ney York State Dormitory Auth. Rev. TOB VRDO	3.460%	9/7/06 *	37,305	37,305
Triborough Bridge &Tunnel Auth. New York Rev. TOB VRDO	3.450%	9/7/06 *	9,310	9,310

				169,455

North Carolina (3.6%)
Buncombe County NC Metro. Sewerage Dist. VRDO	3.430%	9/7/06 (10)	18,000	18,000
Mecklenburg County NC GO VRDO	3.390%	9/7/06	25,600	25,600
Mecklenburg County NC GO VRDO	3.450%	9/7/06	400	400

North Carolina Medical Care Comm. Health Care Fac. (Duke Univ. Health System) VRDO	3.390%	9/7/06	30,000	30,000

				74,000

Ohio (6.7%)
Akron OH Bath &Copley Joint Township Hosp. Dist. Rev. (Summa Health Systems) VRDO	3.420%	9/7/06 LOC	4,400	4,400
Cleveland-Cuyahoga County OH Port Auth. Rev. (Museum of Art) VRDO	3.410%	9/7/06	10,300	10,300
Clinton County OH Hosp. Rev. (Kettering Medical Center) VRDO	3.410%	9/7/06 LOC	5,580	5,580
Columbus OH GO VRDO	3.370%	9/7/06	15,000	15,000
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	3.460%	9/7/06	11,915	11,915
Ohio Common Schools GO VRDO	3.380%	9/7/06	13,000	13,000
Ohio Common Schools GO VRDO	3.430%	9/7/06	15,000	15,000
Ohio GO VRDO	3.430%	9/7/06	3,350	3,350
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	3.450%	9/7/06	3,450	3,450
Ohio Higher Educ. GO TOB VRDO	3.450%	9/7/06 *	4,875	4,875
Ohio Infrastructure Improvement GO VRDO	3.450%	9/7/06	8,000	8,000
Ohio State TOB VRDO	3.440%	9/7/06 *	15,165	15,165
Ohio State Univ. General Receipts Rev. VRDO	3.580%	9/7/06	5,200	5,200
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	3.430%	9/7/06 LOC	12,000	12,000
Parma OH Hosp. Improvement Rev. (Parma Community General Hosp.) VRDO	3.400%	9/7/06 LOC	8,500	8,500

				135,735

Oklahoma (0.9%)
Oklahoma State Capitol Improvement Auth. Fac. Rev. VRDO	3.550%	9/1/06 (11)	5,015	5,015
Oklahoma State Capitol Improvement Auth. Fac. Rev. VRDO	3.550%	9/1/06 (11)	13,770	13,770

				18,785

Pennsylvania (8.7%)
Beaver County PA IDA PCR (First Energy) VRDO	3.560%	9/1/06 LOC	4,800	4,800
Berks County PA GO VRDO	3.390%	9/7/06 (1)	8,000	8,000
Easton PA Area School Dist. VRDO	3.410%	9/7/06 (4)	12,000	12,000
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	3.580%	9/1/06	1,450	1,450
Lancaster County PA Hosp. Auth. Rev. (Masonic Homes) VRDO	3.410%	9/7/06 (2)	27,565	27,565
Manheim Township PA School Dist. VRDO	3.420%	9/7/06 (4)	25,000	25,000
Montgomery County PA IDA PCR (Presbytery Homes) VRDO	3.400%	9/7/06 LOC	9,000	9,000
Parkland PA School Dist. VRDO	3.410%	9/7/06 (4)	6,000	6,000
Pennsylvania Higher Educ. Fac. Auth. Rev. (Carnegie Mellon Univ.) VRDO	3.600%	9/1/06	6,715	6,715
Pennsylvania Intergovernmental Cooperation Auth. Rev. VRDO	3.430%	9/7/06 (2)	25,000	25,000
Pennsylvania State Univ. Rev. VRDO	3.400%	9/7/06	6,000	6,000
Philadelphia PA School Dist. TRAN	4.500%	6/29/07 LOC	20,000	20,114
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.390%	9/7/06 (2)	12,000	12,000
Southcentral Pennsylvania General Auth. Rev. (Wellspan Health) VRDO	3.390%	9/7/06 (2)	9,000	9,000
Univ. of Pittsburgh of the Commonwealth System of Higher Educ. Pennsylvania (Univ. Capital Project) VRDO	3.410%	9/7/06	5,000	5,000

				177,644

South Carolina (0.6%)
South Carolina Public Service Auth. Rev. TOB VRDO	3.450%	9/7/06 (2)*	9,070	9,070
South Carolina Public Service Auth. Rev. TOB VRDO	3.450%	9/7/06 (1)*	3,300	3,300
South Carolina Transp. Infrastructure Rev. TOB VRDO	3.450%	9/7/06 (2)*	395	395

				12,765

Tennessee (7.8%)
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.600%	9/1/06	4,000	4,000
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.610%	9/1/06 (10)	13,400	13,400
Blount County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.610%	9/1/06 (10)	35,000	35,000
Knox County TN Ind. Dev. Board (Cherokee Health System Project) VRDO	3.420%	9/7/06 LOC	13,500	13,500
Knoxville TN Waste Water System Rev. TOB VRDO	3.450%	9/7/06 (1)*	5,500	5,500
Metro. Govt. of Nashville &Davidson County TN Health &Educ. Fac. (Vanderbilt Univ.) VRDO	3.400%	9/7/06	21,370	21,370
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.580%	9/1/06 LOC	43,760	43,760
Montgomery County TN Public Building Auth. Pooled Financial Rev. (Tennessee County Loan Pool) VRDO	3.580%	9/1/06 LOC	5,000	5,000
Sevier County TN Public Building Auth. (Local Govt. Public Improvement Bonds) VRDO	3.600%	9/1/06	17,300	17,300

				158,830

Texas (11.0%)
El Paso TX VRDO	3.440%	9/7/06 (1)*	11,240	11,240
Harris County TX Health Fac. Dev. Corp. Rev. (Methodist Hosp.) VRDO	3.600%	9/1/06	16,600	16,600
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	3.600%	9/1/06	67,580	67,580
Harris County TX Health Fac. Dev. Corp. Rev. (Young Men's Christian Assn. of Greater Houston) VRDO	3.600%	9/1/06 LOC	23,965	23,965
Houston TX Util. System Rev. TOB VRDO	3.450%	9/7/06 (4)*	400	400
Lubbock TX Independent School Dist. VRDO	3.410%	9/7/06	24,400	24,400
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.410%	9/7/06	13,000	13,000
Red River TX Educ. Finance Rev. (Texas Christian Univ.) VRDO	3.460%	9/7/06	20,000	20,000
Southwest Texas Higher Educ. Auth. Inc. (Southern Methodist Univ.) VRDO	3.410%	9/7/06	20,000	20,000
Texas GO TOB VRDO	3.450%	9/7/06 *	6,805	6,805
Texas TRAN	4.500%	8/31/07	20,000	20,181

				224,171

Utah (0.6%)
Utah GO TOB VRDO	3.450%	9/7/06 *	11,295	11,295

Washington (1.1%)
King County WA Sewer Rev. TOB VRDO	3.450%	9/7/06 (4)*	3,810	3,810
Washington GO TOB VRDO	3.450%	9/7/06 *	500	500
Washington GO TOB VRDO	3.450%	9/7/06 (2)(4)*	17,500	17,500

				21,810

Wisconsin (0.7%)
Wisconsin GO CP	3.660%	12/5/06	15,000	15,000

Total Municipal Bonds
(Cost $2,048,889)				2,048,889

Other Assets and Liabilities (-0.6%)

Other Assets				17,888
Liabilities				(30,990)

				(13,102)

Net Assets (100%)

Applicable to 2,035,773,138 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				2,035,787

Net Asset Value Per Share				$1.00

•	See Note A in Notes to Financial Statements.
*	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, the aggregate value of these securities was $587,005,000, representing 28.8% of net assets.

KEY TO ABBREVIATIONS

ARS- Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty)
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

At August 31, 2006, net assets consisted of:

	Amount	Per
	($000)	Share

Paid-in Capital	2,035,785	$1.00
Undistributed Net Investment Income	-	-
Accumulated Net Realized Gains	2	-
Unrealized Appreciation	-	-

Net Assets	2,035,787	$1.00

STATEMENT OF OPERATIONS

Vanguard Municipal Cash Management Fund Year Ended August 31, 2006 ($000)

INVESTMENT INCOME
Income
Interest	57,328

Total Income	57,328

Expenses
The Vanguard Group-Note B
Management and Administrative	360

Total Expenses	360

NET INVESTMENT INCOME	56,968

REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD	5

CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES	-

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	56,973

See accompanying Notes, which are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Vanguard Municipal Cash Management Fund Year Ended August 31,
	2006 ($000)	2005 ($000)

INCREASE (DECREASE) IN NET ASSETS
Operations
Net Investment Income	56,968	13,719
Realized Net Gain (Loss)	5	8
Change in Unrealized Appreciation (Depreciation)	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	56,973	13,727

Distributions
Net Investment Income	(56,968)	(13,719)
Realized Capital Gain	-	-

Total Distributions	(56,968)	(13,719)

Capital Share Transactions (at $1.00)
Issued	6,293,524	3,948,048
Issued in Lieu of Cash Distributions	56,968	13,719
Redeemed	(6,420,468)	(1,866,836)

Net Increase (Decrease) from Capital Share Transactions	(69,976)	2,094,931

Total Increase (Decrease)	(69,971)	2,094,939

Net Assets

Beginning of Period	2,105,758	10,819

End of Period	2,035,787	2,105,758

See accompanying Notes, which are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS

	Vanguard Municipal Cash Management Fund
	Year Ended August 31,		July 19, 2004[1] to
For a Share Outstanding Throughout Each Period	2006	2005	August 31, 2004

Net Asset Value, Beginning of Period	$ 1.00	$ 1.00	$ 1.00

Investment Operations
Net Investment Income	.032	.020	.001
Net Realized and Unrealized Gain (Loss) on Investments	-	-	-

Total from Investment Operations	.032	.020	.001

Distributions
Dividends from Net Investment Income	(.032)	(.020)	(.001)
Distributions from Realized Capital Gains	-	-	-

Total Distributions	(.032)	(.020)	(.001)

Net Asset Value, End of Period	$ 1.00	$ 1.00	$ 1.00

Total Return	3.20%	2.03%	0.13%

Ratios/Supplemental Data

Net Assets, End of Period (Millions)	$ 2,036	$ 2,106	$ 11

Ratio of Total Expenses to Average Net Assets	0.02%	0.02%	0.02% [2]

Ratio of Net Investment Income to Average Net Assets	3.16%	2.35%	1.13% [2]

1	Commencement of operations.
2	Annualized.

See accompanying Notes, which are an integral part of the financial statements.

Notes to Financial Statements

Vanguard Market Liquidity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in repurchase agreements and in short-term debt instruments of companies primarily operating in specific industries, particularly financial services; the issuers' abilities to meet their obligations may be affected by economic developments in such industries.

A.         The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1.         Security Valuation: Securities are valued at amortized cost, which approximates market value.

2.         Repurchase Agreements: Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

3.         Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Accordingly, no provision for federal income taxes is required in the financial statements.

4.         Distributions: Dividends from net investment income are declared daily and paid on the first business day of the following month.

5.         Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B.         The Vanguard Group provides investment advisory, corporate management and administrative services at cost and pays for all other operating expenses, except for taxes. The fund's trustees and officers are also directors and officers of Vanguard.

C.         In June 2006, the Financial Accounting Standards Board issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes". FIN 48 establishes the minimum threshold for recognizing, and a system for measuring, the benefits of tax-return positions in financial statements. FIN 48 will be effective for the fund's fiscal year beginning September 1, 2007. Management is in the process of analyzing the fund's tax positions for purposes of implementing FIN 48; based on the analysis completed to date, management does not believe the adoption of FIN 48 will result in any material impact to the fund's financial statements.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (the "Funds") at August 31, 2006, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds'management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2006 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 12, 2006

SPECIAL 2006 TAX INFORMATION (UNAUDITED) FOR VANGUARD CMT FUNDS

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For non-resident alien shareholders invested in Market Liquidity Fund, 39.90% of income dividends are interest related dividends.

ABOUT YOUR FUND'S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of the fund.

A fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your fund's costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the fund's actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading "Expenses Paid During Period."

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund's costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case-because the return used is not the fund's actual return-the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value February 28, 2006	Ending Account Value August 31, 2006	Expenses Paid During Period*

Based on Actual Fund Return

Market Liquidity	$1,000.00	$1,025.70	$0.05

Municipal Cash Management	$1,000.00	$1,017.52	$0.10

Based on Hypothetical 5% Yearly Return

Market Liquidity	$1,000.00	$1,025.16	$0.05

Municipal Cash Management	$1,000.00	$1,025.10	$0.10

* The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.01%; for the Municipal Cash Management Fund, 0.02%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs or account maintenance fees. If the fees were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a "sales load."

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund's expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate fund prospectus.

Expense Ratios[1]:
Your Fund compared with its Peer Group

		Average
	Fund	Institutional
	Expense	Money Market
Vanguard CMT Fund	Ratio	Fund

Market Liquidity	0.01%	0.45%
Municipal Cash Management	0.02	—

1	Fund expense ratios reflect the fiscal year ended August 31, 2006. Peer-group expense ratio is derived from data provided by Lipper Inc., and captures information through year-end 2005.

TRUSTEES RENEW ADVISORY ARRANGEMENT

The board of trustees of the Vanguard CMT Funds has renewed the funds' investment advisory arrangement with The Vanguard Group, Inc. Vanguard-through its Fixed Income Group-serves as the investment advisor for the funds. The board determined that continuing the funds' internalized management structure was in the best interests of the funds and their shareholders.

The board based its decision upon its most recent evaluation of the advisor's investment staff, portfolio management process, and performance. The trustees considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board's decision.

Nature, Extent, and Quality of Services
The board considered the quality of the funds' investment management since their inception in July 2004, and took into account the organizational depth and stability of the advisor. Vanguard has been managing investments for more than two decades. George U. Sauter, Vanguard managing director and chief investment officer, has been in the investment management business since 1985. Robert F. Auwaerter, principal in charge of the Fixed Income Group, has been in the investment management business since 1978. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard's experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment Performance
The board considered the performance of the funds, including any periods of outperformance or underperformance of the funds' peer groups. The board noted that the funds have performed in line with expectations, and that their results have been consistent with their investment strategies. Information about the funds' performance, including some of the data considered by the board, can be found in the "Performance Summaries" and "Financial Statements" sections of this report.

Cost
The funds' expense ratios were far below the average expense ratios charged by funds in their respective peer groups. The funds' advisory expense ratios were also well below their peer-group averages. Information about the funds' expense ratios appears in the "About Your Fund's Expenses" section of this report as well as in the "Financial Statements" section.

The board does not conduct a profitability analysis of Vanguard because of Vanguard's unique "at-cost" structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees, and produces "profits" only in the form of reduced expenses for fund shareholders.

The Benefit of Economies of Scale
The board of trustees concluded that the funds' low-cost arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds. Among board members’ responsibilities are selecting investment advisors for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers.

Each trustee serves a fund until its termination; or until the trustee’s retirement, resignation, or death; or otherwise as specified in the fund’s organizational documents. Any trustee may be removed at a shareholders’ meeting by a vote representing two-thirds of the net asset value of all shares of the fund together with shares of other Vanguard funds organized within the same trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.

Chairman of the Board, Chief Executive Officer, and Trustee

John J. Brennan[1]
Born 1954	Principal Occupation(s) During the Past Five Years: Chairman of the Board, Chief
Trustee since May 1987;	Executive Officer, and Director/Trustee of The Vanguard Group, Inc., and of each
Chairman of the Board and	of the investment companies served by The Vanguard Group.
Chief Executive Officer
142 Vanguard Funds Overseen

Independent Trustees

Charles D. Ellis
Born 1937	Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures
Trustee since January 2001	in education); Senior Advisor to Greenwich Associates (international business strategy
142 Vanguard Funds Overseen	consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business
at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Rajiv L. Gupta
Born 1945	Principal Occupation(s) During the Past Five Years: Chairman and Chief Executive Officer
Trustee since December 20012	of Rohm and Haas Co. (chemicals); Board Member of the American Chemistry Council;
142 Vanguard Funds Overseen	Director of Tyco International, Ltd. (diversified manufacturing and services) (since 2005);
Trustee of Drexel University and of the Chemical Heritage Foundation.

Amy Gutmann
Born 1949	Principal Occupation(s) During the Past Five Years: President of the University of
Trustee since June 2006	Pennsylvania since 2004; Professor in the School of Arts and Sciences, Annenberg School
142 Vanguard Funds Overseen	for Communication, and Graduate School of Education of the University of Pennsylvania
since 2004; Provost (2001–2004) and Laurance S. Rockefeller Professor of Politics and the
University Center for Human Values (1990–2004), Princeton University; Director of Carnegie
Corporation of New York and of Philadelphia 2016 (since 2005) and of Schuylkill River
Development Corporation and Greater Philadelphia Chamber of Commerce (since 2004).

JoAnn Heffernan Heisen
Born 1950	Principal Occupation(s) During the Past Five Years: Corporate Vice President and Chief
Trustee since July 1998	Global Diversity Officer (since January 2006), Vice President and Chief Information
142 Vanguard Funds Overseen	Officer (1997–2005), and Member of the Executive Committee of Johnson & Johnson
(pharmaceuticals/consumer products); Director of the University Medical Center at
Princeton and Women’s Research and Education Institute.

André F. Perold
Born 1952	Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and
Trustee since December 2004	Banking, Harvard Business School (since 2000); Senior Associate Dean, Director of Faculty
142 Vanguard Funds Overseen	Recruiting, and Chair of Finance Faculty, Harvard Business School; Director and Chairman
of UNX, Inc. (equities trading firm) (since 2003); Director of registered investment companies advised by Merrill Lynch Investment Managers and affiliates (1985–2004),
Genbel Securities Limited (South African financial services firm) (1999–2003), Gensec
Bank (1999–2003), Sanlam, Ltd. (South African insurance company) (2001–2003), and
Stockback, Inc. (credit card firm) (2000–2002).

Alfred M. Rankin, Jr.
Born 1941	Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive
Trustee since January 1993	Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite);
142 Vanguard Funds Overseen	Director of Goodrich Corporation (industrial products/aircraft systems and services).

J. Lawrence Wilson
Born 1936	Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive
Trustee since April 1985	Officer of Rohm and Haas Co. (chemicals); Director of Cummins Inc. (diesel engines),
142 Vanguard Funds Overseen	MeadWestvaco Corp. (packaging products), and AmerisourceBergen Corp. (pharmaceutical distribution); Trustee of Vanderbilt University and of Culver Educational Foundation.

Executive Officers[1]

Heidi Stam
Born 1956	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.,
Secretary since July 2005	since November 1997; General Counsel of The Vanguard Group since July 2005;
142 Vanguard Funds Overseen	Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since July 2005.

Thomas J. Higgins
Born 1957	Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.;
Treasurer since July 1998	Treasurer of each of the investment companies served by The Vanguard Group.
142 Vanguard Funds Overseen

Vanguard Senior Management Team

R. Gregory Barton	Kathleen C. Gubanich	Michael S. Miller
Mortimer J. Buckley	Paul A. Heller	Ralph K. Packard
James H. Gately	F. William McNabb, III	George U. Sauter

Founder

John C. Bogle
Chairman and Chief Executive Officer, 1974–1996

1 Officers of the funds are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

More information about the trustees is in the Statement of Additional Information, available from The Vanguard Group.

Post Office Box 2600
Valley Forge, PA 19482-2600

Vanguard, The Vanguard Group, Vanguard.com, Admiral, PlainTalk , and the ship logo are trademarks of The Vanguard Group, Inc.

All other marks are the exclusive property of their respective owners.

All comparative mutual fund data are from Lipper Inc. or Morningstar, Inc., unless otherwise noted.

For More Information
This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus. To receive a free copy of the prospectus or the Statement of Additional Information, or to request additional information about the fund or other Vanguard funds, please contact us at one of the adjacent telephone numbers or by e-mail through Vanguard.com. Prospectuses may also be viewed online.

You can obtain a free copy of Vanguard's proxy voting guidelines by visiting our website, www.vanguard.com, and searching for "proxy voting guidelines," or by calling Vanguard at 800- 662-2739. They are also available from the SEC's website, www.sec.gov. In addition, you may obtain a free report on how the fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either www.vanguard.com or www.sec.gov.

You can review and copy information about your fund at the SEC's Public Reference Room in Washington, D.C. To find out more about this public service, call the SEC at 202-942- 8090. Information about your fund is also available on the SEC's website, and you can receive copies of this information, for a fee, by sending a request in either of two ways: via e-mail addressed to publicinfo@sec.gov or via regular mail addressed to the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

World Wide Web
www.vanguard.com

Fund Information
800-662-7447

Direct Investor Account Services
800-662-2739

Institutional Investor Services
800-523-1036

Text Telephone
800-952-3335

®2006 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.

102006

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, Alfred M. Rankin, Jr., and J. Lawrence Wilson.

Item 4: Principal Accountant Fees and Services.

(a)     Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2006: $41,000
Fiscal Year Ended August 31, 2005: $49,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group

Fiscal Year Ended August 31, 2006: $2,347,620
Fiscal Year Ended August 31, 2005: $2,152,740

(b)     Audit-Related Fees.

Fiscal Year Ended August 31, 2006: $530,000
Fiscal Year Ended August 31, 2005: $382,200

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c)     Tax Fees.

Fiscal Year Ended August 31, 2006: $101,300
Fiscal Year Ended August 31, 2005: $98,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d)     All Other Fees.

Fiscal Year Ended August 31, 2006: $0
Fiscal Year Ended August 31, 2005: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e)     (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

        In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

        The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or other registered investment companies in the Vanguard Group.

    (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)     For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)    Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2006: $101,300
Fiscal Year Ended August 31, 2005: $98,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h)     For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not applicable.

Item 6: Not applicable.

Item 7: Not applicable.

Item 8: Not applicable.

Item 9: Not applicable.

Item 10: Not applicable

Item 11: Controls and Procedures.

    (a)    Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

    (b)    Internal Control Over Financial Reporting. There were no significant changes in Registrant’s internal control over financial reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	October 18, 2006

VANGUARD CMT FUNDS
BY:	(signature)
(HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	October 18, 2006

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.